Accrued Expenses - Components of Accrued Expenses (Detail) - USD ($) $ in Thousands		Mar. 28, 2015	Dec. 27, 2014	Dec. 28, 2013
Schedule Of Accrued Expenses [Line Items]
Interest		$ 15,917	$ 32,475	$ 17,294
Payroll and benefits		13,100	20,326	16,368
Capital lease obligations		17,926	17,530	2,068
Insurance		12,469	11,402	7,445
Non-income taxes		5,765	5,520	4,168
Professional fees		3,051	3,299	2,352
Other	[1]	13,384	10,944	7,556
Total		$ 81,612	$ 101,496	$ 57,251

[1]	Consists primarily of subcontractor and working capital settlement accruals.